SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Deferred tax assets	$ 1,237,433	$ 908,053	$ 662,213
Valuation allowance	(1,237,433)	(908,053)	(662,213)
Deferred tax assets (Net)	$ 0	$ 0	$ 0